Employee benefits - Movement in the present value of the defined benefit pension plan obligation and present value of plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 56.4	$ 54.1
Benefits paid by the plan	(4.9)	(4.0)
Service cost and interest incurred	6.0	4.9
Foreign currency exchange changes	6.0	(1.3)
Actuarial gains (loss) recognized in other comprehensive income	(1.2)	2.7
Ending balance	62.3	56.4
Present value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	27.3	27.1
Contribution paid by the Group	1.2	0.9
Benefits paid by the plan	(2.8)	(2.2)
Return on plan assets	1.5	1.2
Foreign currency exchange changes	2.1	(0.7)
Actuarial gains (loss) recognized in other comprehensive income	0.4	1.0
Ending balance	$ 29.7	$ 27.3